Fair value - Schedule of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Assets	R$ 73,384	R$ 92,439
Liabilities	(69,760)	(85,413)
Options
Disclosure of fair value measurement of assets [line items]
Assets	11,726	21,170
Liabilities	(8,402)	(20,588)
Forward
Disclosure of fair value measurement of assets [line items]
Assets	4,607	1,739
Liabilities	(4,381)	(1,450)
Swaps
Disclosure of fair value measurement of assets [line items]
Assets	47,184	55,428
Liabilities	(45,453)	(51,394)
NDF
Disclosure of fair value measurement of assets [line items]
Assets	8,351	12,207
Liabilities	(10,929)	(10,761)
Credit derivatives
Disclosure of fair value measurement of assets [line items]
Assets	615	633
Liabilities	(367)	(795)
Other
Disclosure of fair value measurement of assets [line items]
Assets	901	1,262
Liabilities	(228)	(425)
Level 1
Disclosure of fair value measurement of assets [line items]
Assets	21	5
Liabilities	(418)	(67)
Level 1 | Options
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	(30)	0
Level 1 | Forward
Disclosure of fair value measurement of assets [line items]
Assets	4	0
Liabilities	(338)	0
Level 1 | Swaps
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	0
Level 1 | NDF
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	0
Level 1 | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	0
Level 1 | Other
Disclosure of fair value measurement of assets [line items]
Assets	17	5
Liabilities	(50)	(67)
Level 2
Disclosure of fair value measurement of assets [line items]
Assets	72,982	92,062
Liabilities	(67,760)	(85,171)
Level 2 | Options
Disclosure of fair value measurement of assets [line items]
Assets	11,707	21,139
Liabilities	(8,350)	(20,580)
Level 2 | Forward
Disclosure of fair value measurement of assets [line items]
Assets	4,586	1,721
Liabilities	(4,028)	(1,435)
Level 2 | Swaps
Disclosure of fair value measurement of assets [line items]
Assets	46,839	55,106
Liabilities	(43,908)	(51,242)
Level 2 | NDF
Disclosure of fair value measurement of assets [line items]
Assets	8,351	12,207
Liabilities	(10,929)	(10,761)
Level 2 | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Assets	615	632
Liabilities	(367)	(795)
Level 2 | Other
Disclosure of fair value measurement of assets [line items]
Assets	884	1,257
Liabilities	(178)	(358)
Level 3
Disclosure of fair value measurement of assets [line items]
Assets	381	372	R$ 262
Liabilities	(1,582)	(175)
Level 3 | Options
Disclosure of fair value measurement of assets [line items]
Assets	19	31
Liabilities	(22)	(8)
Level 3 | Forward
Disclosure of fair value measurement of assets [line items]
Assets	17	18
Liabilities	(15)	(15)
Level 3 | Swaps
Disclosure of fair value measurement of assets [line items]
Assets	345	322
Liabilities	(1,545)	(152)
Level 3 | NDF
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	0	0
Level 3 | Credit derivatives
Disclosure of fair value measurement of assets [line items]
Assets	0	1
Liabilities	0	0
Level 3 | Other
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Liabilities	R$ 0	R$ 0